UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

HERITAGE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Heritage Series Trust - Diversified Growth Fund
Investment Portfolio
July 31, 2008
(unaudited)

	Shares	Value	% of net assets
Common stocks - 95.0%
Aerospace/Defense - 3.4%
Goodrich Corporation	39,340	$1,933,168	1.0%
L-3 Communications Holdings, Inc.	46,865	4,625,107	2.4%
Biotechnology - 3.1%
Celgene Corporation*	79,570	6,006,739	3.1%
Building materials - 1.1%
Texas Industries Inc.	41,560	2,148,652	1.1%
Chemicals - 5.5%
CF Industries Holdings Inc.	15,180	2,481,323	1.3%
Huntsman Corporation	304,655	4,112,842	2.1%
Intrepid Potash Inc.*	37,865	2,093,934	1.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	48,795	1,997,179	1.0%
Coal - 3.1%
Alpha Natural Resources Inc.*	40,380	3,995,601	2.1%
Consol Energy Inc.	25,155	1,871,280	1.0%
Commercial services - 7.6%
Alliance Data Systems Corporation*	36,320	2,329,928	1.2%
Corrections Corporation of America*	102,205	2,864,806	1.5%
FTI Consulting, Inc.*	61,405	4,369,580	2.3%
Quanta Services, Inc.*	163,080	5,035,910	2.6%
Computers - 2.7%
Cognizant Technology Solutions Corporation, Class A*	114,860	3,224,120	1.7%
NCR Corporation*	72,740	1,953,796	1.0%
Distribution/Wholesale - 1.8%
LKQ Corporation*	167,830	3,440,515	1.8%
Diversified manufacturer - 1.9%
Danaher Corporation	46,150	3,675,848	1.9%
Electrical components & equipment - 1.5%
General Cable Corporation*	48,570	2,799,089	1.5%
Electronics - 6.1%
Agilent Technologies Inc.*	75,375	2,718,022	1.4%
Dolby Laboratories Inc., Class A*	50,045	2,036,331	1.1%
Thermo Fisher Scientific Inc.*	73,210	4,430,669	2.3%
Woodward Governor Company	55,450	2,495,250	1.3%
Entertainment - 4.5%
Bally Technologies Inc.*	139,050	4,420,400	2.3%
Penn National Gaming, Inc.*	99,105	2,827,466	1.5%
Vail Resorts, Inc.*	32,825	1,325,474	0.7%
Environmental control - 1.0%
Waste Connections, Inc.*	53,950	1,963,240	1.0%
Financial services - 7.4%
Ameriprise Financial, Inc.	94,745	4,026,662	2.1%
Eaton Vance Corporation	52,965	1,967,120	1.0%
IntercontinentalExchange, Inc.*	41,495	4,141,201	2.2%
TD Ameritrade Holding Corporation*	198,820	3,958,506	2.1%
Healthcare products - 6.1%
Hologic Inc.*	208,370	3,848,594	2.0%
Intuitive Surgical, Inc.*	14,715	4,580,632	2.4%
Patterson Companies, Inc.*	101,670	3,175,154	1.7%
Internet - 2.3%
Giant Interactive Group Inc., Sponsored ADR*	142,690	1,332,725	0.7%
IAC/InterActiveCorp*	180,935	3,159,125	1.6%
Lodging - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	42,240	1,448,410	0.8%
Machinery - 2.4%
Bucyrus International Inc., Class A	66,505	4,656,015	2.4%
Metal fabricate/hardware - 2.9%
Sims Group Ltd, Sponsored ADR	107,915	3,355,077	1.8%
Valmont Industries Inc.	19,485	2,083,141	1.1%
Oil & gas - 6.0%
Continental Resources Inc.*	33,420	1,908,950	1.0%
Denbury Resources Inc.*	123,510	3,475,571	1.8%
Frontier Oil Corporation	71,095	1,297,484	0.7%
PetroHawk Energy Corporation*	144,555	4,816,573	2.5%
Oil & gas services - 2.1%
Oceaneering International Inc.*	66,865	4,054,694	2.1%
Pipelines - 1.3%
Williams Companies, Inc.	79,025	2,532,751	1.3%
Retail - 2.0%
Urban Outfitters Inc.*	62,960	2,078,310	1.1%
Yum! Brands Inc.	49,415	1,770,045	0.9%
Software - 9.7%
Adobe Systems Inc.*	92,875	3,840,381	2.0%
ANSYS, Inc.*	136,435	6,259,638	3.3%
Eclipsys Corporation*	184,360	4,065,138	2.1%
Novell, Inc.*	777,145	4,328,698	2.3%
Telecommunications - 3.5%
Amdocs Ltd*	166,405	5,060,376	2.6%
Windstream Corporation	137,705	1,641,444	0.9%
Television, cable & radio - 2.1%
Central European Media Enterprises Ltd, Class A*	48,515	4,038,874	2.1%
Toys/Games/Hobbies - 1.6%
Nintendo Co. Ltd, Sponsored ADR	53,505	3,089,914	1.6%
Transportation - 1.5%
Landstar System, Inc.	55,070	2,785,442	1.5%
Total common stocks (cost $165,098,370)		181,952,914	95.0%

Repurchase agreement - 6.3%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $11,961,638 on
August 1, 2008, collateralized by
$9,060,000 United States Treasury Bonds,
8.75% due May 15, 2017 (market value
$12,403,952 including interest) (cost $11,961,000)		11,961,000	6.3%

Total investment portfolio (cost $177,059,370)		193,913,914	101.3%
Other assets and liabilities, net,		(2,396,108)	-1.3%
Net assets		$191,517,806	100.0%

* Non-income producing security.

ADR - American depository receipt

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
July 31, 2008
(unaudited)

	Shares	Value	% of net assets
Common stocks - 92.5%
Advertising - 0.3%
Greenfield Online, Inc.*	88,800	$1,228,992	0.3%
Apparel - 0.5%
Volcom, Inc.*	101,215	1,815,797	0.5%
Banks - 3.1%
Cardinal Financial Corporation	251,750	2,137,358	0.6%
Signature Bank*	71,175	2,094,680	0.6%
Southwest Bancorp, Inc.	89,979	1,254,307	0.3%
Sterling Bancshares, Inc.	134,060	1,303,063	0.4%
SVB Financial Group*	46,695	2,689,165	0.7%
Texas Capital Bancshares, Inc.*	105,540	1,704,471	0.5%
Biotechnology - 1.2%
Charles River Laboratories International, Inc.*	40,200	2,671,692	0.7%
Myriad Genetics, Inc.*	28,815	1,916,198	0.5%
Building materials - 1.1%
Lennox International Inc.	25,019	893,178	0.2%
Texas Industries, Inc.	65,285	3,375,234	0.9%
Chemicals - 1.5%
Quaker Chemical Corporation	61,690	1,843,297	0.5%
Terra Industries Inc.	65,730	3,549,420	1.0%
Coal - 1.2%
James River Coal Company*	100,330	4,349,306	1.2%
Commercial services - 8.8%
AerCap Holdings NV*	60,714	926,496	0.3%
American Public Education, Inc.*	57,210	2,599,050	0.7%
Chemed Corporation	72,925	3,121,190	0.8%
Corrections Corporation of America*	71,674	2,009,022	0.5%
Cross Country Healthcare, Inc.*	182,941	2,917,909	0.8%
Euronet Worldwide, Inc.*	85,374	1,365,984	0.4%
Gartner, Inc.*	116,630	2,841,107	0.8%
Interactive Data Corporation	100,468	2,893,478	0.8%
K12 Inc.*	22,750	575,120	0.2%
LECG Corporation*	321,321	2,663,751	0.7%
Net 1 UEPS Technologies, Inc.*	100,980	2,381,108	0.6%
On Assignment, Inc.*	349,625	2,982,301	0.8%
The GEO Group, Inc.*	130,690	3,141,788	0.9%
The Providence Service Corporation*	174,672	1,903,925	0.5%
Computers - 2.1%
Compellent Technologies, Inc.*	254,080	2,881,267	0.8%
Electronics for Imaging, Inc.*	109,475	1,533,745	0.4%
Mercury Computer Systems, Inc.*	116,694	891,542	0.2%
Netezza Corporation*	139,195	1,809,535	0.5%
SMART Modular Technologies (WWH), Inc.*	216,380	846,046	0.2%
Cosmetics/Personal care - 0.4%
Physicians Formula Holdings, Inc.*	139,542	1,301,927	0.4%
Distribution/Wholesale - 0.3%
MWI Veterinary Supply, Inc.*	33,305	1,167,007	0.3%
Diversified manufacturer - 1.8%
Ameron International Corporation	44,600	5,766,334	1.6%
Barnes Group Inc.	31,496	711,495	0.2%
Electric - 0.3%
Allete, Inc.	26,345	1,121,243	0.3%
Electrical components & equipment - 1.5%
Advanced Energy Industries, Inc.*	120,735	1,668,558	0.5%
Belden, Inc.	50,105	1,849,877	0.5%
General Cable Corporation*	30,740	1,771,546	0.5%
Electronics - 4.7%
Benchmark Electronics, Inc.*	84,500	1,237,080	0.3%
Coherent, Inc.*	165,395	5,706,128	1.6%
Dolby Laboratories, Inc., Class A*	45,080	1,834,305	0.5%
Eagle Test Systems, Inc.*	223,437	2,770,619	0.8%
OYO Geospace Corporation*	100,548	4,727,767	1.3%
Sonic Solutions, Inc.*	245,431	1,263,970	0.3%
Engineering & construction - 2.0%
Dycom Industries, Inc.*	167,265	2,654,496	0.7%
KHD Humboldt Wedag International Ltd*	47,376	1,255,938	0.3%
URS Corporation*	91,880	3,851,610	1.0%
Entertainment - 2.4%
Bally Technologies, Inc.*	58,530	1,860,669	0.5%
Lions Gate Entertainment Corporation*	316,140	3,113,979	0.8%
Macrovision Solutions Corporation*	100,185	1,522,812	0.4%
Shuffle Master, Inc.*	334,365	1,614,983	0.4%
Vail Resorts Inc.*	23,715	957,612	0.3%
Environmental control - 1.6%
Casella Waste Systems, Inc., Class A*	142,555	1,841,811	0.5%
Metalico, Inc.*	90,645	1,395,933	0.4%
Waste Connections, Inc.*	71,683	2,608,544	0.7%
Financial services - 2.6%
Compass Diversified Holdings	200,399	2,330,640	0.6%
FCStone Group, Inc.*	49,668	956,606	0.3%
Investment Technology Group, Inc.*	54,530	1,621,722	0.4%
KBW, Inc.*	51,285	1,354,950	0.4%
MarketAxess Holdings Inc.*	82,710	800,633	0.2%
optionsXpress Holdings, Inc.	58,614	1,454,213	0.4%
Penson Worldwide, Inc.*	51,640	951,209	0.3%
Gas - 0.8%
AGL Resources, Inc.	83,470	2,884,723	0.8%
Healthcare products - 5.4%
American Medical Systems Holdings, Inc.*	269,740	4,442,618	1.2%
Cutera, Inc.*	117,040	1,165,718	0.3%
Hansen Medical, Inc.*	38,630	589,108	0.2%
Mentor Corporation	47,095	1,168,427	0.3%
Merit Medical Systems, Inc.*	258,202	5,218,262	1.4%
SurModics, Inc.*	55,915	2,353,462	0.6%
Thoratec Corporation*	211,800	3,973,368	1.1%
Vital Images, Inc.*	70,670	1,074,184	0.3%
Healthcare services - 5.7%
AMERIGROUP Corporation*	53,330	1,354,582	0.4%
Amsurg Corporation*	125,582	3,365,598	0.9%
Centene Corporation*	204,125	4,554,029	1.2%
Healthways, Inc.*	99,385	2,525,373	0.7%
Icon PLC, Sponsored ADR*	63,801	5,125,772	1.4%
Pediatrix Medical Group, Inc.*	53,479	2,601,753	0.7%
Psychiatric Solutions, Inc.*	46,445	1,626,504	0.4%
Home furnishings - 1.0%
Universal Electronics, Inc.*	168,415	3,826,389	1.0%
Household products - 0.6%
Jarden Corporation*	90,810	2,182,164	0.6%
Insurance - 2.3%
American Equity Investment Life Holding Company	301,471	2,634,857	0.7%
Assured Guaranty Ltd	84,378	966,972	0.3%
First Mercury Financial Corporation*	69,150	1,106,400	0.3%
IPC Holdings, Ltd	32,222	1,034,326	0.3%
Platinum Underwriters Holdings, Ltd	50,600	1,826,660	0.5%
RAM Holdings, Ltd*	354,645	588,711	0.2%
Internet - 2.4%
1-800-FLOWERS.COM Inc., Class A*	403,000	2,220,530	0.6%
Internet Capital Group, Inc.*	126,075	1,013,643	0.3%
SonicWALL, Inc.*	362,327	2,115,990	0.6%
TIBCO Software, Inc.*	345,860	2,839,511	0.8%
U.S. Auto Parts Network, Inc.*	96,610	316,881	0.1%
Leisure time - 0.5%
WMS Industries, Inc.*	66,795	1,882,283	0.5%
Machinery - 2.3%
Altra Holdings, Inc.*	82,419	1,373,925	0.4%
Bucyrus International, Inc., Class A	56,724	3,971,247	1.1%
Sauer-Danfoss Inc.	63,620	1,867,247	0.5%
Wabtec Corporation	22,060	1,224,330	0.3%
Machinery-Diversified - 0.1%
Flowserve Corporation	2,775	370,018	0.1%
Metal fabricate/hardware - 2.7%
CIRCOR International, Inc.	48,165	2,868,707	0.8%
Kaydon Corporation	33,380	1,582,880	0.4%
Northwest Pipe Company*	57,755	3,358,453	0.9%
RBC Bearings Inc.*	68,720	2,286,314	0.6%
Mining - 0.5%
Iamgold Corporation	248,309	1,643,806	0.4%
Miscellaneous manufacturer - 0.9%
Polypore International, Inc.*	124,680	3,260,382	0.9%
Multimedia - 0.7%
Entravision Communications Corporation, Class A*	280,540	886,506	0.2%
FactSet Research Systems Inc.	34,667	1,999,246	0.5%
Oil & gas - 2.1%
Comstock Resources, Inc.*	40,124	2,447,965	0.7%
Grey Wolf, Inc.*	161,765	1,381,473	0.4%
Petroleum Development Corporation*	25,160	1,391,600	0.4%
Rosetta Resources, Inc.*	88,085	2,080,568	0.6%
Oil & gas services - 4.2%
Core Laboratories NV	12,570	1,629,198	0.4%
Dresser-Rand Group, Inc.*	82,200	3,131,820	0.8%
Lufkin Industries, Inc.	87,130	7,771,996	2.1%
Oceaneering International, Inc.*	53,585	3,249,394	0.9%
Pharmaceuticals - 2.2%
Animal Health International, Inc.*	213,910	1,178,644	0.3%
Cubist Pharmaceuticals, Inc.*	176,720	4,004,475	1.1%
Herbalife Ltd	71,365	3,082,254	0.8%
Printing & publishing - 1.0%
John Wiley & Sons, Inc., Class A	85,065	3,856,847	1.0%
REITs - 0.6%
BioMed Realty Trust, Inc.	42,399	1,093,894	0.3%
Kite Realty Group Trust	92,493	1,148,763	0.3%
Retail - 7.0%
AFC Enterprises, Inc.*	211,480	1,619,937	0.4%
BJ's Restaurants, Inc.*	129,685	1,407,082	0.4%
Carrols Restaurant Group, Inc.*	138,760	796,482	0.2%
Cash America International, Inc.	58,195	2,453,501	0.7%
FGX International Holdings Ltd*	198,012	2,296,939	0.6%
Genesco Inc.*	151,415	4,451,601	1.2%
Insight Enterprises, Inc.*	88,400	1,127,984	0.3%
Nu Skin Enterprises, Inc., Class A	141,425	2,285,428	0.6%
Red Robin Gourmet Burgers, Inc.*	57,162	1,419,332	0.4%
School Specialty, Inc.*	133,269	4,439,190	1.2%
Stage Stores, Inc.	108,120	1,602,338	0.4%
The Cheesecake Factory Inc.*	162,305	2,285,254	0.6%
The Finish Line, Inc., Class A	1	7	0.0%
Semiconductors - 0.6%
Microsemi Corporation*	89,505	2,323,550	0.6%
Software - 7.6%
ANSYS, Inc.*	105,755	4,852,039	1.3%
Aspen Technology, Inc.*	302,225	4,019,592	1.1%
Avid Technology, Inc.*	88,970	1,967,127	0.5%
Bottomline Technologies, Inc.*	173,010	2,070,930	0.6%
Eclipsys Corporation*	289,745	6,388,877	1.7%
Quality Systems, Inc.	99,110	3,255,764	0.9%
SPSS, Inc.*	51,450	1,700,422	0.5%
Sybase, Inc.*	76,565	2,573,350	0.7%
The9 Ltd., Sponsored ADR*	43,190	965,728	0.3%
Telecommunications - 2.9%
Alaska Communications Systems Group, Inc.	130,580	1,663,589	0.5%
CommScope, Inc.*	58,250	2,597,368	0.7%
EMS Technologies, Inc.*	145,050	3,003,986	0.8%
Switch & Data Facilities Company, Inc.*	98,802	1,662,838	0.5%
Symmetricom, Inc.*	310,300	1,498,749	0.4%
Transportation - 1.0%
Britannia Bulk Holdings Inc.*	58,751	773,751	0.2%
Excel Maritime Carriers Ltd	13,097	485,375	0.1%
Genesee & Wyoming Inc., Class A*	40,495	1,638,833	0.4%
Ultrapetrol Bahamas Ltd*	85,360	950,909	0.3%
Total common stocks (cost $318,505,138)		341,455,340	92.5%
Investment companies - 3.6%
Apollo Investment Corporation	200,920	3,200,656	0.9%
iShares Russell 2000 Growth Index Fund	12,145	939,416	0.3%
iShares Russell 2000 Index Fund	52,935	3,754,150	1.0%
iShares Russell 2000 Value Index Fund	55,770	3,695,878	1.0%
PennantPark Investment Corporation	187,496	1,301,222	0.4%
Total investment companies (cost $15,264,542)		12,891,322	3.6%
Total investment portfolio excluding
repurchase agreement (cost $333,769,680)		354,346,662	96.1%
Repurchase agreement - 3.7%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $13,834,738 on
August 1, 2008, collateralized by
$13,970,000 United States Treasury Bonds,
3.625% due May 15, 2013 (market value
$14,342,264 including interest) (cost $13,834,000)		13,834,000	3.7%

Total investment portfolio (cost $347,603,680)		368,180,662	99.8%
Other assets and liabilities, net,		812,869	0.2%
Net assets		$368,993,531	100.0%

* Non-income producing security.

ADR - American depository receipt
REIT - Real estate investment trust

Heritage Series Trust - Mid Cap Stock Fund
Investment Portfolio
July 31, 2008
(unaudited)

	Shares	Value	% of net assets
Common stocks - 98.4%
Aerospace/Defense - 1.5%
Alliant Techsystems Inc.*	239,470	$23,705,135	1.5%
Auto Parts & Equipment - 1.2%
BorgWarner Inc.	452,315	18,237,341	1.2%
Chemicals - 4.8%
Albemarle Corporation	751,605	29,259,983	1.9%
Celanese Corporation, Series A	402,516	15,508,941	1.0%
Ecolab Inc.	644,250	28,797,975	1.9%
Commercial services - 6.3%
Corrections Corporation of America*	630,030	17,659,741	1.1%
DeVry Inc.	432,035	24,543,908	1.6%
Quanta Services, Inc.*	736,095	22,730,614	1.5%
Service Corporation International	3,325,282	31,822,949	2.1%
Computers - 7.0%
Cognizant Technology Solutions Corporation, Class A*	669,040	18,779,953	1.2%
DST Systems, Inc.*	254,838	15,399,860	1.0%
IHS Inc., Class A*	419,760	26,121,665	1.7%
Logitech International SA*	627,072	16,448,099	1.1%
NCR Corporation*	603,195	16,201,818	1.0%
Teradata Corporation*	675,875	15,828,992	1.0%
Diversified manufacturer - 6.1%
Danaher Corporation	492,198	39,203,571	2.5%
Dover Corporation	760,015	37,719,544	2.4%
SPX Corporation	142,925	18,120,032	1.2%
Electrical components & equipment - 1.3%
AMETEK, Inc.	405,574	19,410,772	1.3%
Electronics - 5.4%
Amphenol Corporation, Class A	689,721	32,879,000	2.1%
Dolby Laboratories, Inc., Class A*	305,955	12,449,309	0.8%
Mettler Toledo International Inc.*	179,640	19,313,096	1.3%
Tyco Electronics Ltd	540,135	17,900,074	1.2%
Financial services - 4.3%
Affiliated Managers Group, Inc.*	201,000	17,366,400	1.1%
IntercontinentalExchange, Inc.*	250,655	25,015,369	1.6%
Invesco Ltd	1,075,850	25,056,546	1.6%
Food - 2.9%
Dean Foods Company*	1,051,585	22,398,760	1.4%
H.J. Heinz Company	463,580	23,355,160	1.5%
Forest products & paper - 1.2%
Plum Creek Timber Company, Inc.	377,110	18,372,799	1.2%
Healthcare products - 7.9%
C.R. Bard, Inc.	521,513	48,417,267	3.1%
Dentsply International Inc.	420,325	16,918,081	1.1%
Gen-Probe Inc.*	317,340	16,920,569	1.1%
Idexx Laboratories, Inc.*	445,440	23,831,040	1.5%
Steris Corporation	493,830	16,874,171	1.1%
Healthcare services - 4.0%
Laboratory Corporation of America Holdings*	542,012	36,629,171	2.4%
Lincare Holdings Inc.*	772,645	24,894,622	1.6%
Insurance - 7.8%
Aon Corporation	875,765	40,110,037	2.6%
Arch Capital Group Ltd*	434,852	30,322,230	2.0%
Axis Capital Holdings Ltd	505,170	16,003,786	1.0%
Reinsurance Group of America, Inc.	692,025	34,393,642	2.2%
Internet - 2.0%
VeriSign, Inc.*	506,205	16,471,911	1.1%
WebMD Health Corporation, Class A*	566,415	13,707,243	0.9%
Metal fabricate/hardware - 1.0%
Precision Castparts Corporation	161,975	15,133,324	1.0%
Multimedia - 3.1%
Liberty Media Corporation - Entertainment, Class A*	1,933,500	47,602,770	3.1%
Oil & gas - 5.0%
Equitable Resources, Inc.	669,327	34,972,336	2.3%
Forest Oil Corporation*	302,120	17,229,904	1.1%
Pioneer Natural Resources Company	409,865	24,366,474	1.6%
Oil & gas services - 1.0%
Core Laboratories NV	119,880	15,537,647	1.0%
Packaging & containers - 6.2%
Greif Inc., Class A	348,046	21,175,119	1.4%
Owens-Illinois, Inc.*	1,011,840	42,740,122	2.8%
Pactiv Corporation*	1,298,915	31,316,841	2.0%
Pipelines - 2.6%
Williams Companies, Inc.	1,258,735	40,342,457	2.6%
Printing & publishing - 3.3%
John Wiley & Sons, Inc., Class A	521,696	23,653,697	1.5%
The Washington Post Company, Class B	44,515	27,521,399	1.8%
Retail - 3.0%
Copart, Inc.*	314,420	13,790,461	0.9%
Nordstrom, Inc.	520,180	14,949,973	1.0%
O'Reilly Automotive, Inc.*	689,510	17,610,085	1.1%
Semiconductors - 4.5%
Analog Devices, Inc.	367,560	11,214,256	0.7%
Intersil Corporation, Class A	855,065	20,632,718	1.3%
Lam Research Corporation*	411,070	13,520,092	0.9%
Microchip Technology Inc.	309,365	9,878,024	0.6%
Varian Semiconductor Equipment Associates, Inc.*	543,255	15,873,911	1.0%
Software - 3.8%
ANSYS, Inc.*	651,973	29,912,521	1.9%
Fiserv, Inc.*	609,925	29,166,614	1.9%
Telecommunications - 1.2%
Turkcell Iletisim Hizmetleri AS, Sponsored ADR	957,220	18,474,346	1.2%
Total common stocks (cost $1,534,563,536)		1,521,716,267	98.4%

Repurchase agreement - 0.2%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $3,377,180 on
August 1, 2008, collateralized by
$2,560,000 United States Treasury Bonds,
8.75% due May 15, 2017 (market value)
$3,504,870 including interest) (cost $3,377,000)		3,377,000	0.2%

Total investment portfolio (cost $1,537,940,536)		1,525,093,267	98.6%
Other assets and liabilities, net,		21,805,073	1.4%
Net assets		$1,546,898,340	100.0%

* Non-income producing security.

ADR - American depository receipt

Heritage Series Trust - Core Equity Fund
Investment Portfolio
July 31, 2008
(unaudited)

	Shares	Value	% of net assets
Common stocks - 90.3%
Advertising - 3.2%
Omnicom Group Inc.	149,635	$6,387,918	3.2%
Aerospace/Defense - 1.9%
United Technologies Corporation	59,660	3,817,047	1.9%
Banks - 7.2%
Bank of America Corporation	88,755	2,920,040	1.4%
State Street Corporation	39,120	2,802,557	1.4%
SunTrust Banks, Inc.	39,890	1,637,883	0.8%
Wachovia Corporation	427,290	7,379,298	3.6%
Biotechnology - 3.1%
Genzyme Corporation*	82,875	6,352,369	3.1%
Cosmetics/Personal care - 2.2%
The Procter & Gamble Company	67,250	4,403,530	2.2%
Diversified manufacturer - 6.8%
General Electric Company	328,800	9,301,752	4.6%
Tyco International Ltd	102,121	4,550,512	2.2%
Financial services - 6.5%
American Express Company	78,040	2,896,845	1.4%
JPMorgan Chase & Company	83,005	3,372,493	1.7%
The Goldman Sachs Group, Inc.	37,675	6,933,707	3.4%
Healthcare products - 6.7%
Covidien Ltd	33,606	1,654,759	0.8%
Johnson & Johnson	110,025	7,533,412	3.7%
Zimmer Holdings, Inc.*	66,035	4,550,472	2.2%
Household products - 1.9%
Kimberly-Clark Corporation	65,665	3,797,407	1.9%
Insurance - 3.1%
American International Group, Inc.	162,190	4,225,050	2.1%
Hartford Financial Services Group, Inc.	31,475	1,995,200	1.0%
Internet - 3.0%
eBay Inc.*	245,310	6,174,453	3.0%
Multimedia - 1.5%
Viacom Inc., Class B*	111,935	3,126,345	1.5%
Oil & gas - 5.0%
BP PLC, Sponsored ADR	101,450	6,233,088	3.1%
Exxon Mobil Corporation	48,580	3,907,289	1.9%
Pharmaceuticals - 3.7%
Pfizer Inc.	399,160	7,452,317	3.7%
Retail - 12.3%
CVS/Caremark Corporation	226,545	8,268,892	4.1%
Home Depot, Inc.	116,380	2,773,335	1.4%
McDonald's Corporation	58,435	3,493,829	1.7%
Staples, Inc.	281,810	6,340,725	3.1%
Wal-Mart Stores, Inc.	69,850	4,094,607	2.0%
Semiconductors - 5.1%
Applied Materials, Inc.	380,690	6,593,551	3.3%
Intel Corporation	161,320	3,579,691	1.8%
Software - 6.9%
Microsoft Corporation	367,905	9,462,517	4.7%
Oracle Corporation*	209,215	4,504,399	2.2%
Telecommunications - 4.2%
Cisco Systems, Inc.*	139,350	3,064,306	1.5%
Sprint Nextel Corporation, Series 1	671,185	5,463,446	2.7%
Television, cable & radio - 4.0%
Comcast Corporation, Class A	393,530	8,114,589	4.0%
Transportation - 2.0%
United Parcel Service, Inc., Class B	62,540	3,945,022	2.0%
Total common stocks (cost $202,561,709)		183,104,652	90.3%

Repurchase agreement - 9.4%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $19,035,015 on
August 1, 2008, collateralized by
$18,370,000 United States Treasury Notes,
4.625% due August 31, 2011 (market value
$19,687,661 including interest) (cost $19,034,000)		19,034,000	9.4%

Total investment portfolio (cost $221,595,709)		202,138,652	99.7%
Other assets and liabilities, net,		543,667	0.3%
Net assets		$202,682,319	100.0%

* Non-income producing security.

ADR - American depository receipt

Heritage Series Trust - International Equity Fund
Investment Portfolio
July 31, 2008
(unaudited)

	Shares	Value	% of net assets
Common stocks - 77.8%
Australia - 2.4%
BHP Billiton Ltd	54,534	$2,036,861	0.7%
Consolidated Media Holdings Ltd	13,083	36,110	0.0%
Crown Ltd	13,083	96,653	0.0%
Fairfax Media Ltd	3,282	8,413	0.0%
Macquarie Airports	507,049	1,340,414	0.5%
Newcrest Mining Ltd	29,477	818,233	0.3%
Rio Tinto Ltd	23,452	2,707,903	0.9%
Austria - 3.0%
Erste Bank der Oesterreichischen Sparkassen AG	13,981	897,206	0.3%
Flughafen Wien AG	11,500	975,232	0.3%
Immoeast AG*	103,356	739,876	0.3%
OMV AG	28,932	1,993,681	0.7%
Raiffeisen International Bank Holding AG	18,552	2,314,339	0.8%
Telekom Austria AG	8,944	183,401	0.1%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	3,485	277,892	0.1%
Vienna Insurance Group	11,985	799,736	0.3%
Wienerberger AG	7,329	196,341	0.1%
Belgium - 1.0%
Groupe Bruxelles Lambert SA	1,347	149,458	0.1%
InBev NV	4,075	274,339	0.1%
KBC Ancora	14,050	1,121,391	0.4%
KBC Groep NV	12,578	1,275,269	0.4%
Bermuda - 0.2%
Central European Media Enterprises Ltd, Class A*	7,656	637,362	0.2%
Canada - 3.4%
Barrick Gold Corporation	12,322	521,785	0.2%
Cameco Corporation	8,228	293,780	0.1%
Canadian Natural Resources Ltd	2,208	172,530	0.1%
Eldorado Gold Corporation*	42,060	343,397	0.1%
Ivanhoe Mines Ltd*	155,686	1,757,635	0.6%
OPTI Canada Inc.*	20,781	394,534	0.1%
Petro-Canada	13,237	610,948	0.2%
Potash Corporation of Saskatchewan Inc.	9,658	1,984,231	0.7%
Research in Motion Ltd*	8,425	1,034,759	0.4%
Suncor Energy Inc.	36,049	1,959,556	0.7%
Talisman Energy Inc.	17,278	308,961	0.1%
UTS Energy Corporation*	62,795	312,764	0.1%
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,857	280,657	0.1%
China - 0.3%
Beijing Capital International Airport Co., Ltd, Class H	1,032,990	850,107	0.3%
Cyprus - 0.1%
Bank of Cyprus Public Co., Ltd	26,423	349,941	0.1%
Czech - 3.0%
Komercni Banka, AS	33,575	8,526,429	3.0%
Denmark - 1.4%
ALK-Abello AS, Class B	1,222	153,288	0.1%
Carlsberg AS, Class B	21,452	1,740,424	0.6%
FLSmidth & Co. AS	1,521	147,488	0.1%
Novo Nordisk AS, Series B	23,500	1,495,030	0.5%
Vestas Wind Systems AS*	2,880	378,621	0.1%
Finland - 2.0%
Fortum Oyj	53,141	2,348,288	0.8%
Kemira Oyj	11,787	134,034	0.1%
Kesko Oyj, Series B	2,919	80,612	0.0%
Metso Oyj	1,403	50,360	0.0%
Nokia Oyj	49,435	1,351,238	0.5%
Orion Oyj, Series B	12,142	249,247	0.1%
Outotec Oyj	5,141	263,912	0.1%
Pohjola Bank PLC, Series A	8,565	140,989	0.1%
Ramirent Oyj	17,943	137,602	0.1%
Sanoma-WSOY Oyj	4,524	97,841	0.0%
YIT Oyj	30,187	513,561	0.2%
France - 8.6%
Accor SA	1,904	126,881	0.0%
Aeroports de Paris	16,090	1,391,636	0.5%
Air Liquide	13,432	1,762,261	0.6%
Alstom	1,306	147,144	0.1%
BNP Paribas	16,170	1,605,558	0.6%
Bouygues	8,689	559,292	0.2%
Compagnie de Saint-Gobain	5,069	315,096	0.1%
EDF Energies Nouvelles SA	872	60,966	0.0%
Electricite de France	21,996	1,907,212	0.7%
France Telecom SA	32,786	1,041,748	0.4%
GDF Suez SA	38,724	2,436,684	0.9%
JC Decaux SA	7,090	179,121	0.1%
Lafarge SA	7,024	954,383	0.3%
LVMH Moet Hennessy Louis Vuitton SA	23,414	2,583,787	0.9%
Pernod-Ricard SA	11,043	960,430	0.3%
PPR	4,793	519,188	0.2%
Remy Cointreau SA	1,960	96,409	0.0%
Sanofi-Aventis SA	18,624	1,307,023	0.5%
Societe Generale	2,989	278,290	0.1%
Societe Television Francaise 1	10,782	184,197	0.1%
Sodexo	1,876	122,224	0.0%
Suez Environnement SA*	10,145	292,757	0.1%
Suez SA	12	717	0.0%
Technip SA	1,774	150,204	0.1%
TOTAL SA	53,773	4,122,740	1.4%
Vinci SA	14,491	818,585	0.3%
Vivendi	3,941	164,723	0.1%
Germany - 5.6%
Adidas AG	1,551	95,346	0.0%
Arcandor AG*	6,633	76,874	0.0%
Bayer AG	14,243	1,231,264	0.4%
Commerzbank AG	23,778	769,152	0.3%
Continental AG	1,699	191,741	0.1%
Daimler AG	13,752	797,941	0.3%
Deutsche Boerse AG	3,656	416,865	0.1%
Deutsche Post AG*	14,662	344,494	0.0%
Deutsche Postbank AG	3,562	252,434	0.1%
E.ON AG	12,412	2,368,334	0.8%
Fraport AG Frankfurt Airport Services Worldwide	50,702	3,094,467	1.1%
Fresenius Medical Care AG & Co. KGaA	29,750	1,644,149	0.6%
Fresenius SE	19,739	1,725,158	0.6%
Hamburger Hafen und Logistik AG	3,874	252,652	0.1%
Henkel AG & Co. KGaA	7,056	270,426	0.1%
MAN AG	529	53,388	0.0%
Merck KGaA	2,408	291,110	0.1%
Praktiker Bau- und Heimwerkermarkte AG	3,689	59,286	0.0%
Premiere AG*	4,530	81,774	0.0%
Rhoen-Klinikum AG	28,899	930,863	0.3%
Siemens AG	13,394	1,643,107	0.6%
Greece - 0.4%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organic Products	181,129	472,654	0.2%
Hellenic Telecommunications Organization SA	23,094	482,711	0.2%
Hong Kong - 1.0%
China Merchants Holdings (International) Company Ltd	146,820	559,254	0.2%
Galaxy Entertainment Group Ltd*	478,684	201,251	0.1%
GOME Electrical Appliances Holdings Ltd	2,326,464	970,478	0.3%
Melco Crown Entertainment Ltd, Sponsored ADR*	48,241	298,129	0.1%
Melco International Development	367,559	228,017	0.1%
Shun Tak Holdings Ltd	791,511	621,374	0.2%
Hungary - 4.1%
Magyar Telekom Telecommunications PLC	316,086	1,739,508	0.6%
MOL Hungarian Oil and Gas	1,403	193,194	0.1%
OTP Bank	205,167	9,477,098	3.3%
Richter Gedeon	1,553	354,198	0.1%
India - 0.8%
ICICI Bank Ltd, Sponsored ADR	16,623	492,207	0.2%
State Bank of India, Sponsored GDR	27,270	1,794,366	0.6%
Indonesia - 0.0%
Semen Gresik Persero Tbk PT	318,110	143,082	0.0%
Ireland - 0.3%
CRH PLC	11,768	300,462	0.1%
Dragon Oil PLC*	118,936	690,582	0.2%
Italy - 2.0%
Autogrill SpA	1,716	20,343	0.0%
Banca Popolare di Milano Scarl	56,130	565,164	0.2%
Banca Popolare di Sondrio Scarl	4,605	54,198	0.0%
Buzzi Unicem SpA	32,986	694,669	0.2%
Credito Emiliano SpA	61,106	542,349	0.2%
Geox SpA	10,409	116,498	0.0%
Intesa Sanpaolo SpA	371,099	1,983,542	0.7%
Italcementi SpA	7,017	98,027	0.0%
Lottomatica SpA	919	28,688	0.0%
Mediobanca SpA	48,141	699,883	0.2%
Telecom Italia SpA	173,293	312,188	0.1%
UniCredit SpA	143,483	855,023	0.3%
Unione di Banche Italiane ScpA	6,162	146,183	0.1%
Japan - 5.9%
Acom Co., Ltd	5,930	173,027	0.1%
Aeon Credit Service Co., Ltd	2,968	37,819	0.0%
Aisin Seiki Co., Ltd	3,001	78,123	0.0%
Canon Inc.	14,773	675,068	0.2%
Central Japan Railway Company	67	681,893	0.2%
Credit Saison Co., Ltd	2,617	54,759	0.0%
Daikin Industries, Ltd	2,800	118,708	0.0%
Daiwa Securities Group Inc.	6,003	51,855	0.0%
Denso Corporation	8,813	228,583	0.1%
Dentsu Inc.	25	55,153	0.0%
East Japan Railway Company	112	876,496	0.3%
Eisai Co., Ltd	3,800	135,549	0.1%
Fanuc Ltd	3,400	267,139	0.1%
Fuji Television Network Inc.	41	56,561	0.0%
Honda Motor Co., Ltd	9,520	304,374	0.1%
Ibiden Co., Ltd	4,000	116,371	0.0%
Isuzu Motors Ltd	32,000	137,162	0.1%
ITOCHU Corporation	7,000	68,658	0.0%
Japan Tobacco Inc.	144	674,051	0.2%
JFE Holdings, Inc.	2,429	117,307	0.0%
JS Group Corporation	5,594	80,735	0.0%
JSR Corporation	2,913	51,707	0.0%
KDDI Corporation	86	492,857	0.2%
Komatsu Ltd	35,000	862,754	0.3%
Kubota Corporation	7,491	47,326	0.0%
Kyocera Corporation	3,000	259,165	0.1%
Makita Corporation	3,763	128,950	0.0%
Matsushita Electric Industrial Co., Ltd	18,853	399,399	0.1%
Mitsubishi Corporation	5,200	150,789	0.1%
Mitsubishi Electric Corporation	28,000	271,597	0.1%
Mitsubishi UFJ Financial Group, Inc.	81,100	714,599	0.3%
Mitsui & Co., Ltd	7,000	145,374	0.1%
Mitsui Fudosan Co., Ltd	3,129	70,254	0.0%
Mitsui Mining & Smelting Co., Ltd	2	6	0.0%
Mizuho Financial Group, Inc.	35	167,602	0.1%
Nidec Corporation	1,300	92,152	0.0%
Nintendo Co., Ltd	4,061	1,958,295	0.7%
Nippon Electric Glass Co., Ltd	44,000	646,988	0.2%
Nippon Telegraph & Telephone Corporation	23	116,591	0.0%
Nissan Motor Co., Ltd	6,562	50,458	0.0%
Nitto Denko Corporation	2,301	65,820	0.0%
Nomura Holdings, Inc.	5,622	81,099	0.0%
NTT DoCoMo, Inc.	344	554,508	0.2%
Olympus Corporation	1,508	50,614	0.0%
Promise Co., Ltd	6,510	165,982	0.1%
Ricoh Company Ltd	5,000	80,482	0.0%
Sapporo Hokuyo Holdings Inc.	6	37,395	0.0%
Seven & I Holdings Co., Ltd	3,800	116,150	0.0%
Sharp Corporation	5,000	69,482	0.0%
Shin-Etsu Chemical Co., Ltd	2,900	177,589	0.1%
Sony Corporation	17,486	658,584	0.2%
Stanley Electric Co., Ltd	5,599	114,929	0.0%
Sumitomo Chemical Co., Ltd	15,000	98,333	0.0%
Sumitomo Electric Industries Ltd	4,400	53,511	0.0%
Sumitomo Heavy Industries Ltd	19,996	125,447	0.0%
Sumitomo Metal Industries Ltd	40,084	191,661	0.1%
Sumitomo Mitsui Financial Group Inc	62	477,679	0.2%
Suruga Bank, Ltd	8,000	99,702	0.0%
Suzuki Motor Corporation	27,500	597,255	0.2%
Takeda Pharmaceutical Co., Ltd	4,800	254,976	0.1%
The Bank of Kyoto, Ltd	7,184	74,686	0.0%
The Bank of Yokohama, Ltd	37,997	243,608	0.1%
The Chiba Bank, Ltd	19,000	126,761	0.0%
The Gunma Bank, Ltd	13,000	80,784	0.0%
The Shizuoka Bank, Ltd	11,000	117,731	0.0%
The Sumitomo Trust & Banking Co., Ltd	24,065	164,274	0.1%
Toyota Motor Corporation	31,032	1,333,435	0.5%
Yamada Denki Co., Ltd	7,550	509,929	0.2%
Yamaha Motor Co., Ltd	6,001	101,113	0.0%
Yamato Holdings Co., Ltd	2,564	32,013	0.0%
Luxembourg - 0.5%
Millicom International Cellular SA	18,071	1,398,334	0.5%
Mexico -1.1%
America Movil, SAB de CV, Series L	282,827	714,762	0.3%
America Movil, SAB de CV, Sponsored ADR	3,398	171,565	0.1%
Controladora Comercial Mexicana, SAB de CV	42,733	127,704	0.0%
Corporacion Moctezuma, SAB de CV	125,501	297,539	0.1%
Fomento Economico Mexicano, SAB de CV, Sponsored ADR	19,438	891,427	0.3%
Grupo Cementos de Chihuahua, SAB de CV	21,355	109,532	0.0%
Grupo Financiero Banorte, SAB de CV	135,841	584,568	0.2%
Grupo Televisa SA, Sponsored ADR	6,372	143,306	0.1%
Urbi Desarrollos Urbanos, SA de CV*	23,057	76,369	0.0%
Netherlands - 0.8%
Koninklijke KPN NV	50,915	887,065	0.3%
Koninklijke Vopak NV	2,287	137,083	0.1%
TNT NV	4,253	148,614	0.1%
Unilever NV	34,245	947,619	0.3%
New Zealand - 0.1%
Auckland International Airport Ltd	264,479	394,784	0.1%
Norway - 1.6%
Aker Solutions ASA	12,355	291,802	0.1%
DnB NOR ASA	72,499	925,972	0.3%
StatoilHydro ASA	86,298	2,803,755	1.0%
Telenor ASA	39,783	601,163	0.2%
Poland - 6.0%
Bank BPH SA	3,453	128,209	0.0%
Bank Handlowy w Warszawie SA	34,266	1,307,292	0.5%
Bank Millenium SA	10,822	38,713	0.0%
Bank Pekao SA	69,889	6,369,204	2.2%
Bank Zachodni WBK SA	3,805	297,070	0.1%
BRE Bank SA*	2,246	418,641	0.2%
ING Bank Slaski SA	653	150,900	0.1%
Polskie Gornictwo Naftowe I Gazownictwo SA	348,149	654,548	0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	207,335	5,225,264	1.8%
Telekomunikacja Polska SA	242,111	2,679,387	0.9%
Portugal - 0.6%
Energias de Portugal SA	56,525	308,441	0.1%
Jeronimo Martins, SGPS, SA	189,778	1,542,292	0.5%
Romania - 0.7%
Board of Romanian Development Bank-Groupe Societe Generale	88,073	729,488	0.3%
SNP Petrom SA	5,060,063	1,030,974	0.4%
Russia - 2.3%
Gazprom OAO, Sponsored ADR	41,126	1,982,273	0.7%
NovaTek OAO, 144A, Sponsored GDR	9,990	762,398	0.3%
Novorossiysk Commercial Sea Port, 144A, Sponsored GDR	30,701	414,464	0.1%
OJSC Oil Company Rosneft, Sponsored GDR	76,218	811,023	0.3%
OJSC Pharmstandard, 144A, Sponsored GDR*	36,782	1,011,505	0.4%
Open Investments JSC, Sponsored GDR*	2,316	88,298	0.0%
Polyus Gold, Sponsored ADR	13,150	267,603	0.1%
Sistema-Hals, 144A, Sponsored GDR*	21,005	117,628	0.0%
Uralkali, 144A, Sponsored GDR*	4,505	249,865	0.1%
VTB Bank, 144A, Sponsored GDR	84,529	590,858	0.2%
X 5 Retail Group NV, Sponsored GDR*	4,602	137,118	0.1%
South Korea - 0.3%
Samsung Electronics Co., Ltd	1,304	726,699	0.3%
Spain - 2.0%
Acciona SA	1,050	220,682	0.1%
Banco Bilbao Vizcaya Argentaria SA	54,372	994,665	0.4%
Banco Santander SA	15,166	292,649	0.1%
EDP Renovaveis SA*	13,265	133,046	0.1%
Gamesa Corp Tecnologica SA	11,513	548,091	0.2%
Iberdrola Renovables*	57,396	380,212	0.1%
Iberdrola SA	65,900	894,854	0.3%
Inditex SA	2,593	124,624	0.0%
Telefonica SA	76,385	1,989,939	0.7%
Sweden - 1.2%
Getinge AB, Series B	13,019	302,549	0.1%
Hennes & Mauritz AB, Class B	5,930	317,625	0.1%
Modern Times Group AB, Series B	4,356	245,050	0.1%
Nordea Bank AB	130,543	1,861,553	0.7%
Swedbank AB, Series A	17,113	357,703	0.1%
TeliaSonera AB	36,066	274,597	0.1%
Switzerland - 5.7%
ABB Ltd	31,235	823,070	0.3%
BKW FMB Energie AG	2,943	365,276	0.1%
Compagnie Financiere Richemont SA, Class A	25,987	1,559,400	0.5%
Flughafen Zuerich AG	1,903	662,203	0.2%
Holcim Ltd	11,743	836,632	0.3%
Nestle SA	68,860	3,017,833	1.1%
Nobel Biocare Holding AG	3,440	105,809	0.0%
Novartis AG	39,741	2,355,651	0.8%
Roche Holding AG	12,635	2,333,286	0.8%
SGS SA	217	304,958	0.1%
Synthes Inc.	1,511	208,888	0.1%
The Swatch Group AG	4,782	1,107,632	0.4%
UBS AG*	42,612	815,398	0.3%
Xstrata PLC	26,406	1,892,958	0.7%
Taiwan - 0.3%
Cathay Financial Holding Co. Ltd, Sponsored GDR	283	5,561	0.0%
Chunghwa Telecom Co. Ltd, Sponsored ADR	32,677	823,134	0.3%
United States - 0.0%
Dr Pepper Snapple Group Inc.*	4,767	98,534	0.0%
Ukraine - 0.6%
Raiffeisen Bank Aval	1,908,985	282,207	0.1%
Ukrnafta Oil Company*	6,192	244,098	0.1%
Ukrnafta Oil Company, Sponsored ADR*	58	13,480	0.0%
Ukrsotsbank JSCB*	2,466,696	372,581	0.1%
UkrTelecom*	5,916,954	802,449	0.3%
UkrTelecom, Sponsored GDR*	9,912	62,000	0.0%
United Kingdom - 8.4%
Amec PLC	6,532	109,099	0.0%
Anglo American PLC	36,411	2,087,392	0.7%
BAE Systems PLC	20,994	186,704	0.1%
Barclays PLC	41,331	276,904	0.1%
BHP Billiton PLC	24,817	828,179	0.3%
BP PLC	356,714	3,663,794	1.3%
BT Group PLC	44,900	150,969	0.1%
Burberry Group PLC	39,693	352,449	0.1%
Cadbury PLC	25,425	300,191	0.1%
Compass Group PLC	38,244	275,402	0.1%
Diageo PLC	117,179	2,038,146	0.7%
GlaxoSmithKline PLC	96,319	2,242,389	0.8%
HSBC Holdings PLC	17,258	285,536	0.1%
Intertek Group PLC	7,995	159,555	0.1%
Peter Hambro Mining PLC	14,808	316,378	0.1%
Reckitt Benckiser Group PLC	25,048	1,369,066	0.5%
Rio Tinto PLC	20,152	2,113,355	0.7%
Rolls-Royce Group PLC	82,826	583,395	0.2%
Royal Bank of Scotland Group PLC	153,527	644,384	0.2%
Smith & Nephew PLC	116,815	1,245,657	0.4%
Tesco PLC	201,612	1,432,502	0.5%
Vodafone Group PLC	1,201,178	3,225,138	1.1%
William Hill PLC	9,069	56,171	0.0%
WPP Group PLC	13,906	132,364	0.1%
Total common stocks (cost $212,194,042)		223,950,960	77.8%

Warrants - 2.5%
Bermuda - 0.7%
CLSA Financial Products Ltd/State Bank of India Ltd, 144A, 05/13/10*	62,814	2,083,776	0.7%
Germany - 0.3%
Deutsche Bank AG London, Series 53, 0%, 12/31/09 (a)*	17	370,420	0.1%
Deutsche Bank AG London, Series 64, 0%, 12/31/09 (a)*	17	15,175	0.0%
Deutsche Bank AG London, Series 67, 0%, 12/31/09 (a)*	17	226,426	0.1%
Deutsche Bank AG London, Series 68, 0%, 12/31/09 (a)*	17	46,972	0.0%
Deutsche Bank AG London, Series 69, 0%, 12/31/09 (a)*	17	255,000	0.1%
Deutsche Bank AG London, Series 70, 0%, 12/31/09 (a)*	17	45,900	0.0%
Deutsche Bank AG London, Series 71, 0%, 12/31/09 (a)*	17	-	0.0%
India - 0.1%
CLSA Financial Products Ltd/Mahindra & Mahindra Ltd, 144A, 06/28/10*	8,245	100,213	0.0%
CLSA Financial Products Ltd/Oil & Natural Gas Corporation Ltd, 144A, 05/13/10*	6,246	145,028	0.1%
Luxembourg - 0.3%
Citigroup Global Markets Holdings/State Bank of India, 144A, 10/24/12*	28,142	922,397	0.3%
Deutsche Bank AG London/Tatung Co. Ltd, 144A, 03/26/18*	135,612	47,938	0.0%
Russia - 1.1%
Deutsche Bank AG/OGK-1-BRD, 01/04/10 (a)*	17	113,875	0.1%
Deutsche Bank AG/OGK-2-CLS, 01/04/10 (a)*	17	56,088	0.1%
Deutsche Bank AG/OGK-4-CLS, 01/04/10 (a)*	17	99,168	0.1%
Deutsche Bank AG/TGK-1-CLS, 01/04/10 (a)*	17	66,296	0.0%
Deutsche Bank AG/TGK-2-BRD, 01/04/10 (a)*	17	21,629	0.0%
Deutsche Bank AG/TGK-7-BRD, 01/04/10 (a)	17	40,180	0.0%
Deutsche Bank AG/TGK-8-CLS, 01/04/10 (a)*	17	47,834	0.0%
Deutsche Bank AG/TGK-9-CLS, 01/04/10 (a)*	17	21,749	0.0%
Deutsche Bank AG/TGK-10-CLS, 01/04/10 (a)*	17	67,920	0.0%
Deutsche Bank AG/TGK-11-CLS, 01/04/10 (a)*	17	8,203	0.0%
Deutsche Bank AG/TGK-13-CLS, 01/04/10 (a)*	17	18,866	0.0%
Deutsche Bank AG/TGK-14-CLS, 01/04/10 (a)*	17	3,303	0.0%
Deutsche Bank AG London/OGK-3-CLS, 12/31/09 (a)	17	56,985	0.0%
Deutsche Bank AG London/OGK-6-CLS, 12/31/09 (a)	17	57,081	0.0%
Deutsche Bank AG London/TGK-3-CLS, 01/04/10 (a)	17	74,172	0.1%
Deutsche Bank AG London/TGK-4-CLS, 01/04/10 (a)	17	29,129	0.0%
Deutsche Bank AG London/TGK-6-CLS 01/04/10 (a)*	17	17,977	0.0%
UBS AG London/Sberbank, 144A, 01/12/09	684	2,038,320	0.7%
Total warrants (cost $7,190,428)		7,098,020	2.5%

Preferred stocks - 0.7%
Brazil - 0.7%
Petrobras SA	84,056	1,926,585	0.7%
Total preferred stocks (cost $1,526,554)		1,926,585	0.7%

Investment companies - 10.2%
British Virgin Islands - 0.0%
RenShares Utilities Ltd, Class RenGen*	52,051	136,894	0.0%
France -2.4%
Eurazeo	3,121	312,496	0.1%
Lyxor ETF DJ Euro Stoxx 50	119,835	6,475,670	2.3%
Guernsey - 0.3%
KKR Private Equity Investors LP	66,557	883,211	0.3%
Ireland - 4.9%
iShares DJ Euro STOXX 50	270,592	14,164,934	4.9%
Japan - 1.5%
Nomura Asset Management/Nikkei 225 Index ETF	10,620	1,307,757	0.5%
Nomura Asset Management/Topix Index ETF	233,300	2,834,101	1.0%
United States - 1.1%
iShares MSCI Australia Index Fund	50,280	1,247,447	0.4%
iShares MSCI Taiwan Index Fund	154,287	2,025,788	0.7%
Total investment companies (cost $31,984,507)		29,388,298	10.2%

Total investment portfolio excluding
repurchase agreement (cost $252,895,531)		262,363,863	91.2%

Repurchase agreement - 5.2%
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2008 @
1.92% to be repurchased at $15,043,802 on
August 1, 2008, collateralized by
$15,080,000 United States Treasury Notes,
4.5% due April 30, 2009 (market value
$15,539,161 including interest) (cost $15,043,000)		15,043,000	5.2%

Total investment portfolio (cost $267,938,531)		277,406,863	96.4%
Other assets and liabilities, net,		10,491,681	3.6%
Net assets		$287,898,544	100.0%

* Non-income producing security.
(a) Restricted secutities deemed to be illiquid for purposes of compliance limitations on holding illiquid securities. At July 31, 2008, these securities aggregated $1,760,348 or 0.6% of the net assets of the Fund.

ADR – American depository receipt
ETF – Exchange-traded fund
GDR – Global depository receipt
144A – 144A securities are issued pursuant to Rule 144A of the Securities Act of
1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2008, these securities aggregated $8,484,390 or 2.9% of the net assets of the Fund.

Forward Foreign Currency Contracts Outstanding
UNAUDITED | 07.31.2008
Contract to deliver		In exchange for		Delivery date	Unrealized appreciation (depreciation)
HUF	654,256,226	USD	4,008,260	8/19/08	(340,523)
PLN	8,521,216	USD	3,851,658	8/19/08	(269,001)
USD	4,216,894	HUF	654,256,226	8/19/08	131,889
USD	1,151,854	PLN	2,406,108	8/19/08	11,683
MXN	17,657,031	USD	1,681,958	8/21/08	(71,451)
EUR	12,401,794	USD	19,143,247	9/2/08	(168,260)
USD	10,484,875	EUR	6,700,928	9/2/08	(50,495)
EUR	3,878,994	USD	5,954,885	9/16/08	(80,526)
CAD	819,529	USD	802,751	9/22/08	2,929
CZK	25,433,329	USD	1,637,859	9/22/08	(15,692)
EUR	4,177,316	USD	6,436,410	9/22/08	(60,963)
USD	6,564,861	EUR	4,177,316	9/22/08	(67,489)
USD	236,989	CZK	3,547,557	9/22/08	(6,345)
				Net unrealized depreciation	$(984,244)

CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro Currency
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty
USD	United States Dollar

Industry Allocation
UNAUDITED | 07.31.2008
Industry	Value	% of net assets
Banks	62,178,737	21.7%
Investment companies	29,388,298	10.2%
Oil & gas	24,797,446	8.6%
Telecommunications	20,055,252	7.0%
Mining	15,985,464	5.6%
Pharmaceuticals	12,655,906	4.4%
Engineering & construction	12,044,934	4.2%
Electric	9,271,468	3.2%
Financial services	7,723,162	2.7%
Food	7,458,167	2.6%
Beverages	6,099,709	2.1%
Chemicals	6,035,761	2.1%
Retail	5,509,233	1.9%
Building materials	4,145,206	1.4%
Auto manufacturers	3,320,838	1.2%
Healthcare products	3,588,060	1.2%
Home furnishings	2,766,957	1.0%
Healthcare services	2,575,012	0.9%
Transportation	2,635,057	0.9%
Gas	2,436,684	0.8%
Machinery	1,964,958	0.7%
Toys/Games/Hobbies	1,958,295	0.7%
Diversified manufacturer	1,643,107	0.6%
Real estate	1,637,430	0.6%
Computers	1,034,758	0.4%
Electronics	1,114,676	0.4%
Television, cable & radio	1,204,944	0.4%
Aerospace/Defense	770,099	0.3%
Commercial services	854,767	0.3%
Electrical components & equipment	867,626	0.3%
Energy-Alternative sources	952,845	0.3%
Insurance	805,297	0.3%
Lodging	722,914	0.3%
Office/Business equipment	755,550	0.3%
Semiconductors	726,699	0.3%
Agriculture	674,051	0.2%
Apparel	564,293	0.2%
Auto parts & equipment	666,887	0.2%
Advertising	234,274	0.1%
Distribution/Wholesale	364,821	0.1%
Food service	397,626	0.1%
Iron/Steel	308,968	0.1%
Multimedia	431,033	0.1%
Oil & gas services	150,204	0.1%
Water	292,766	0.1%
Other	593,624	0.0%
Total investment portfolio excluding
repurchase agreement	$262,363,863	91.2%

Heritage Series Trust
7-31-08

NOTE 1 | Organization and investment objective Heritage Series Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers shares in more than one series (each, a “Fund” and collectively the “Funds”) which are advised by Heritage Asset Management, Inc. (the “Manager” or “Heritage”). The Heritage Mutual Funds consist of the Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust in addition to another investment company advised by the Manager, the Heritage Cash Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Heritage Mutual Funds may serve as trustees for one or more Trusts.

The Heritage Series Trust presently offers shares in five series: 1) the Core Equity Fund which seeks long-term growth through capital appreciation; 2) the Diversified Growth Fund which seeks long-term capital appreciation; 3) the International Equity Fund which seeks capital appreciation principally through investment in a portfolio of international equity securities; 4) the Mid Cap Stock Fund which seeks long-term capital appreciation; and 5) the Small Cap Stock Fund which seeks long-term capital appreciation.

Class offerings The Trust is authorized and currently offers Class A and Class C shares to the public. Additionally, the Trust is authorized to offer Class I, Class R-3 and Class R-5 shares to qualified buyers (the International Equity Fund currently offers Class A and Class C only).

•

Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•

Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of July 31, 2008, there were no shares issued in Class R-3 for the Core Equity Fund or Diversified Growth Fund nor were there shares issued in Class R-5 for the Diversified Growth Fund.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the Fund’s NAV per share. Each Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards of Trustees. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAVs. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees has delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the time of the Fund’s NAV calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Fixed income securities Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

•	Short-term securities The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Stock Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Boards of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains In each of the Funds, distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by the Funds from net investment income are deemed to be ordinary income for Federal income tax purposes.

Other In the normal course of business each Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | New accounting pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax return positions presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Manager has evaluated the Funds’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Funds, and is not in a position at this time to estimate the significance of its impact on the Funds’ financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE SERIES TRUST

Date: September 29, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2008

/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Date: September 29, 2008

/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer